Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Opening balance for the year	$ 39,556	$ 74,067	$ 103,918
Payments on operating lease liabilities	(31,951)	(34,511)	(29,851)
Closing balance for the year	7,605	39,556	74,067
Less: current portion	(7,605)	(32,116)	(32,068)
Operating lease liabilities - non-current portion as at end of period		$ 7,440	$ 41,999